Collection Period Ended
31-May-2014
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
0.00
0.000000
16,488,995.05
0.563392
16,488,995.05
Interest & Principal
Payment
0.00
0.00
0.00
16,581,652.40
$16,581,652.40
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No.
35
Collection Period (from... to)
1-May-2014
31-May-2014
Determination Date
12-Jun-2014
Record Date
13-Jun-2014
Distribution Date
16-Jun-2014
Interest Period of the Class A-1 and A-2 Notes (from... to)
15-May-2014
16-Jun-2014 Actual/360 Days
32
Interest Period of the Class A-3 and A-4 Notes (from... to)
15-May-2014
15-Jun-2014
30/360 Days
30
1-m Libor
0.151100%
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
469,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
451,000,000.00
0.00
0.00
0.000000
Class A-4 Notes
132,500,000.00
91,138,372.18
74,649,377.13
124.445246
Total Note Balance
1,547,500,000.00
91,138,372.18
74,649,377.13
Overcollateralization
90,968,899.86
108,958,181.84
108,958,181.84
Adjusted Pool Balance
1,638,468,899.86
200,096,554.02
183,607,558.97
Yield Supplement Overcollateralization Amount
53,171,320.50
5,876,499.82
5,352,294.87
Pool Balance
1,691,640,220.36
205,973,053.84
188,959,853.84
Amount
Percentage
Initial Overcollateralization Amount
90,968,899.86
5.55%
Target Overcollateralization Amount
108,958,181.84
6.65%
Current Overcollateralization Amount
108,958,181.84
6.65%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.216670%
0.00
0.000000
0.000000
Class A-2 Notes
0.261100%
0.00
0.000000
0.000000
Class A-3 Notes
0.850000%
0.00
0.000000
0.000000
Class A-4 Notes
1.220000%
92,657.35
0.699301
125.144546
Total
$92,657.35

Available Funds
Distributions
Principal Collections
16,909,123.72
(1) Total Servicing Fee
171,644.21
Interest Collections
611,081.67
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
16,711.76
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
167,666.42
(3) Interest Distributable Amount Class A Notes
92,657.35
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
0.00
(6) Regular Principal Distributable Amount
16,488,995.05
Available Collections
17,704,583.57
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
17,704,583.57
(9) Excess Collections to Certificateholders
951,286.96
Total Distribution
17,704,583.57
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
171,644.21
171,644.21
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
92,657.35
92,657.35
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
92,657.35
92,657.35
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
16,488,995.05
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
92,657.35
92,657.35
0.00
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
16,488,995.05
Aggregate Principal Distributable Amount
16,488,995.05
16,488,995.05

Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
4,096,172.25
Reserve Fund Amount - Beginning Balance
4,096,172.25
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
4,096,172.25
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
0.00
Net Investment Earnings on the Collection Account
0.00
Investment Earnings for the Collection Period
0.00
Notice to Investors

62,088
19,807
Principal Collections
11,694,208.90
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,691,640,220.36
Principal Collections attributable to Full Pay-offs
5,214,914.82
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
205,973,053.84
104,076.28
Pool Balance end of Collection Period
188,959,853.84
18,866
Pool Factor
11.17%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
3.62%
3.59%
Weighted Average Number of Remaining Payments
45.89
20.06
Percentage
Current
186,713,249.67
18,678
98.81%
Weighted Average Seasoning (months)
13.28
45.16
Delinquency Profile *
Amount
31-60 Days Delinquent
1,702,303.62
142
0.90%
61-90 Days Delinquent
458,536.52
34
0.24%
16,571.37
91-120 Days Delinquent
85,764.03
12
0.05%
Total
188,959,853.84
18,866
100.00%
Principal Net Losses
-78,592.97
Cumulative Principal Net Losses
3,600,867.30
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
104,076.28
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.213%
Principal Recoveries
166,097.88